Average Annual Total Returns - FidelityAdvisorRealEstateFund-AMCIZPRO - FidelityAdvisorRealEstateFund-AMCIZPRO - Fidelity Advisor Real Estate Fund	Sep. 28, 2024
Fidelity Advisor Real Estate Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	4.42%
Past 5 years	3.51%
Past 10 years	4.93%
Fidelity Advisor Real Estate Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.66%
Past 5 years	1.63%
Past 10 years	3.09%
Fidelity Advisor Real Estate Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.77%
Past 5 years	2.53%
Past 10 years	3.58%
Fidelity Advisor Real Estate Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	9.01%
Past 5 years	3.93%
Past 10 years	4.89%
Fidelity Advisor Real Estate Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	6.69%
Past 5 years	3.77%
Past 10 years	4.94%
Fidelity Advisor Real Estate Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	11.20%
Past 5 years	4.99%
Past 10 years	5.82%
Fidelity Advisor Real Estate Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	11.31%
Past 5 years	5.21%
Since Inception	3.53%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXWEJ
Average Annual Return:
Past 1 year	11.96%
Past 5 years	4.23%
Past 10 years	6.03%

[1]	A From October 2, 2018 .